Note 1 - Basis of Presentation and General Information (Details) - Charterers Percentage of Revenue (Charterer B [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Charterer B [Member]
Revenue, Major Customer [Line Items]
B	11.00%	12.00%	14.00%